Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings [Abstract]
Short-term borrowings
9.	Short-term borrowings

The balance of short-term borrowings as of December 31, 2024 and 2025, were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings
Bank of China Co., Ltd. Xiamen Branch(a)	-	20,000
Bank of China Co., Ltd. Huzhou Wuxing Branch(b)	-	10,000
Industrial Bank Co., Ltd. Xiamen Branch(c)	10,000	10,000
Agricultural Bank of China, Xiamen Software Park Sub-branch (d)	10,000	10,000
China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch (d)	2,109	2,108
Subtotal – Bank Loans	22,109	52,108

Short-term borrowings from several third-party investors (the “Investors”)	9,595	4,935

Total	31,704	57,043

(1)	Short-term borrowings from banks

Short-term borrowings from banks represent amounts due to various banks to be matured within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. The bank borrowings are for working capital and capital expenditure purposes.

(a)	On August 12,2025 and September 9,2025, the Group entered into two one-year loan agreement with Bank of China Co., Ltd. Xiamen Branch including two loans of RMB10,000 each with an LPR interest rate of 3.0% and floating downward by 0.2%. Lianzhang Portal provided guarantees for these borrowings. All such loans remained outstanding as of December 31, 2025 and are expected to be repaid upon maturity.

(b)	On July 24,2025, the Group entered into an one-year loan agreement with Bank of China Co., Ltd. Huzhou Wuxing Branch of RMB10,000 with an LPR interest rate of 3.0% and floating downward by 0.4%. Lianzhang Portal provided guarantees for these borrowings. All such loans remained outstanding as of December 31, 2025 and are expected to be repaid upon maturity.

(c)

On June 21, 2024, the Group entered into two one-year loan agreements with Industrial Bank Co., Ltd Xiamen Branch for RMB3,000 each, bearing interest at the one-year LPR of 3.45% with an upward floating spread of 0.4%.

On September 14, 2024, the Group entered into a one-year loan agreement with the same bank for RMB4,000, bearing interest at the one-year LPR of 3.35% with an upward floating spread of 0.25%. These loans were fully repaid in June 2025.

On June 17, 2025, the Group entered into three new one-year loan agreements with the same bank, including one loan of RMB4,000 and two loans of RMB3,000 each, all bearing interest at the one-year LPR of 3.0%. The Company’s chairman, Mr. Zhang Andong, and his spouse, Ms. Zhang Hongling, provided personal guarantees for these borrowings.

All the above loans remained outstanding as of December 31, 2025, and are scheduled to be repaid upon maturity.

(d)	On August 30, 2023, the Group entered into a facility agreement with Agricultural Bank of China, Xiamen Software Branch, for a total amount of RMB10,000, with a validity period of ten years from August 30, 2023 to August 29, 2033. Under the facility, the term of each individual borrowing shall not exceed one year. The effective LPR interest rate was 3.45% and floating downward by 0.05%. The Group drew borrowings of RMB1,750, RMB3,200, and RMB5,050, respectively, from September 2nd to 4th, 2024. The spouse of the Company’s chairman, Ms. Zhang Hongling, provided personal guarantees for these borrowings. All such loans remained outstanding as of December 31, 2025 and are expected to be repaid upon maturity.

(e)	On March 5, 2024, the Group entered into a one-year loan agreement with China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch of RMB2,109 with an LPR interest rate of 3.45% and floating upward by 0.5%. The Group repaid RMB1 in March 2025. As of December 31, 2025, the outstanding balance was RMB2,108. The Group has arranged with the bank to facilitate the payment of the outstanding balance in 2026.

Interest expenses were RMB417, RMB729 and RMB1,100 for short-term borrowings for the years ended December 31, 2023, 2024 and 2025. The weighted average interest rates of bank borrowings were 3.80% and 3.28% per annum as of December 31, 2024 and 2025, respectively.

(2)	Short-term borrowings from third-party cooperators

In 2020 and 2021, the Group entered into joint operating agreements with 89 third-party companies facilitated by an investment institution named Tianjiu Shared Intelligent Enterprise Service (“Tianjiu”), who was responsible for brand promotion and identifying parties with whom the Group could cooperate with to provide advertising promotion services to customers (“Cooperators”), which resulted in generating a total of RMB95,790, which is equal to the amount of cash received under the joint operating agreements (the “Original Subscription Amount”). Under the joint operating agreements, (i) Cooperators purchased community access control devices (the “Devices”) from the Group; (ii) the Group operated the Devices for the Cooperators, including equipment installation, providing technical support, running advertisements, equipment maintenance and so on; (iii) joint operating agreements were valid for five years; (iv) the Cooperators should pay the price of the device in full (the “Original Subscription Amount”) at the beginning of the cooperation period; and (v) the Cooperators and the Group shared revenues generated from the Devices.

The Group considers the funds, in substance, as interest-free investments payable to the Cooperators on their demand based on the following reasons: i) the Cooperators signed the joint operating agreements with the intention to invest in the Group; ii) the Group maintains the control over the Devices and enjoy the economic benefits of the Devices; iii) the Group repaid the Original Subscription Amount in the form of revenue sharing distribution. No conversion feature nor redemption feature was specified in the joint operating agreements. Therefore, the Group recognized the Original Subscription Amount as liabilities and classified as short-term borrowing as of December 31, 2024 and 2025. There was no revenue recognized for the sale of Devices as the control of Devices has never been transferred to the Cooperators but resided within the Group as machinery equity. Instead, the proceeds received was accounted for as short-term borrowings, which were expected to be repaid or to be converted into equity, on the demand of the Cooperators.

In 2022, 45 of the Cooperators decided to terminate their joint operating agreements, and among which 41 (the “Investors”) entered into investment agreements (the “Investment Agreements”) with the Group and its shareholder, and 4 needed to be repaid with the Original Subscription Amount. Under the Investment Agreements, the Investors would invest in the Group in exchange for equity interests of the Group, directly or indirectly. The total amount of investment was RMB37,831, in exchange for 4.119% equity interests of the Group. As part of the Investment Agreement, the Group would retain the ownership of the Devices from the Investors.

In 2023, 20 of the Cooperators decided to terminate their joint operating agreements and invested into the Group in exchange for 1.74% equity interests of the Group indirectly. Among them, 8 Cooperators have completed the investment and total amount of RMB5,449 was invested into the Group’s equity, and 12 Cooperators purchased shares from an existing shareholder who indirectly holds equity interests of the Group. The Group repaid the short-term borrowings by paying the share transfer consideration of RMB8,277 to the existing shareholder on behalf of the 12 Cooperators in 2023.

In 2024, eight additional partners elected to terminate their joint operation agreements and made indirect equity investments in the Group. The equity interests were acquired from existing shareholders, and the Group paid RMB4,588 on behalf of these partners to the existing shareholders to settle the corresponding short-term borrowings.

For the year ended December 31, 2025, nine partners elected to terminate their joint operation agreements and made indirect equity investments in the Group. The equity interests were acquired from existing shareholders, and the Group paid RMB4,558 on behalf of these partners to the existing shareholders to settle the corresponding short-term borrowings.

As of December 31, 2025, seven partners had yet to sign the investment or termination agreements. As of December 31, 2025, the Group had repaid a total of RMB60,703 of the initial subscription amount, for reduction of the borrowings.